Earnings Per Share - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Non-executive director remuneration, percentage received in equity	50.00%	50.00%
Weighted average potentially diluted shares			1,417,947
Equity settled share based payments
Earnings per share [line items]
Other long-term employee benefits	$ 7,500